Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	December 31,	December 31,
Schedule of Marketable Securities Value	2021	2020
Equity securities
Fair value and carrying value at beginning of year	$83,575	$177,945
Increase (decrease) in fair value	21,643	5,756
Disposals during the year	–	(100,126)
Fair value and carrying value at balance sheet date	$105,218	$83,575